Related party transactions (Details Narrative) - USD ($)			12 Months Ended
	Aug. 06, 2025	Feb. 21, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 12, 2022	Mar. 11, 2022
Related Party Transaction [Line Items]
Revenue			$ 37,813,323	$ 46,435,412
Gain (loss) from litigation settlement			664,600,000	810,400,000
Sale of Stock, Number of Shares Issued in Transaction		1,600,000
Interest paid			58,143	1,073,407
Share Purchase Agreement [Member]
Related Party Transaction [Line Items]
Sale of Stock, Consideration Received Per Transaction	$ 54,600,000
Sale of Stock, Number of Shares Issued in Transaction	35,653,995
Sale of Stock, Price Per Share	$ 1.53
Ripple Labs Singapore Pte Ltd [Member]
Related Party Transaction [Line Items]
Working capital						$ 50,000,000
Line of credit					$ 5,000,000
Tranglo [Member]
Related Party Transaction [Line Items]
Deposits				3,800,000
Revenue			400,000	900,000
Tranglo [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deposits				50,000,000.0
GEA [Member]
Related Party Transaction [Line Items]
Deposits			0	0
Ripple Solution [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction			754,400,000	230,500,000
Due to related party			664,600,000	810,400,000
GEA Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction
Due to related party				10,443,375
Ripple [Member]
Related Party Transaction [Line Items]
Interest paid				$ 303,677